                      SEI INSTITUTIONAL INVESTMENTS TRUST

                                 Large Cap Fund
                              Large Cap Value Fund
                                 Small Cap Fund
                           International Equity Fund

                     Supplement Dated August 5, 2003 to the
               Class A Shares Prospectus Dated September 30, 2002

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS A SHARES PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

CHANGES IN SUB-ADVISERS FOR LARGE CAP FUND

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Large Cap Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the paragraphs relating to Iridian Asset Management LLC and Barclays Global Fund Advisors under the sub-section entitled "Large Cap Fund" are hereby deleted and replaced with the following paragraphs:

      ARONSON+JOHNSON+ORTIZ, LP: Aronson+Johnson+Ortiz, LP (Aronson), located at 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102, serves as a Sub-Adviser to the Large Cap Fund. Theodore R. Aronson, CFA, CIC, Managing Principal, Kevin M. Johnson, PhD, Principal and Martha E. Ortiz, CFA, CIC, Principal, serve as portfolio managers of the portion of the Large Cap Fund's assets allocated to Aronson.

      FRANKLIN PORTFOLIO ASSOCIATES, LLC: Franklin Portfolio Associates, LLC (Franklin), located at Two International Place, 22nd Floor, Boston, Massachusetts 02110, serves as a Sub-Adviser to the Large Cap Fund. A team of investment professionals at Franklin, led by John Cone, manages the portion of the Large Cap Fund's assets allocated to Franklin. Mr. Cone is the CEO and President of Franklin, and has been with Franklin since its inception in 1982.

There are no changes to the other sub-advisers of the Large Cap Fund.

CHANGES IN SUB-ADVISERS FOR LARGE CAP VALUE FUND

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Large Cap Value Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the paragraphs relating to Iridian Asset Management LLC and Barclays Global Fund Advisors under the sub-section entitled "Large Cap Value Fund" are hereby deleted and replaced with the following paragraphs:

      ARONSON+JOHNSON+ORTIZ, LP: Aronson+Johnson+Ortiz, LP (Aronson), located at 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102, serves as a Sub-Adviser to the Large Cap Value Fund. Theodore R. Aronson, CFA, CIC, Managing Principal, Kevin M. Johnson, PhD, Principal and Martha
      E. Ortiz, CFA, CIC, Principal, serve as portfolio managers of the portion of the Large Cap Value Fund's assets allocated to Aronson.

      FRANKLIN PORTFOLIO ASSOCIATES, LLC: Franklin Portfolio Associates, LLC (Franklin), located at Two International Place, 22nd Floor, Boston, Massachusetts 02110, serves as a Sub-Adviser to the Large Cap Value Fund. A team of investment professionals at Franklin, led by John Cone, manages the portion of the Large Cap Value Fund's assets allocated to Franklin. Mr. Cone is the CEO and President of Franklin, and has been with Franklin since its inception in 1982.

There are no changes to the other sub-advisers of the Large Cap Value Fund.

CHANGES IN SUB-ADVISERS FOR SMALL CAP FUND

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Small Cap Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the paragraphs relating to Sawgrass Asset Management, L.L.C., Chartwell Investment Partners and Sterling Capital Management LLC under the sub-section entitled "Small Cap Fund" are hereby deleted and replaced with the following paragraphs:

      BLACKROCK ADVISORS, INC.: BlackRock Advisors, Inc. (BlackRock), located at 40 East 52nd Street, New York, New York 10022, serves as a Sub-Adviser to the Small Cap Fund. Wayne Archambo, CFA, serves as lead portfolio manager and Kate O'Connor, CFA, serves as a co-portfolio manager of the portion of the Small Cap Fund's assets allocated to BlackRock. Mr. Archambo joined BlackRock in 2002. Prior to joining BlackRock, he was a founding partner and manager of Boston Partners Asset Management, L.P.'s small and mid cap value equity products since the firm's inception in 1995. Ms. O'Connor joined BlackRock in 2002. Prior to that, she served as an equity analyst at Independence Investment LLC from 2000-2001 and a principal at Boston Partners Asset Management L.P. from 1997-2000.

      DELAWARE MANAGEMENT COMPANY: Delaware Management Company, a series of Delaware Management Business Trust (DMC), located at One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103-7098, serves as a Sub-Adviser to the Small Cap Fund. A team of investment professionals at DMC manages the portion of the Small Cap Fund's assets allocated to DMC.

There are no changes to the other sub-advisers of the Small Cap Fund.

CHANGES IN SUB-ADVISERS FOR INTERNATIONAL EQUITY FUND

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the International Equity Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the paragraphs relating to JF International Management Inc., Martin Currie Inc., BlackRock International, Ltd. and Oechsle International Advisors, LLC under the sub-section entitled "International Equity Fund" are hereby deleted and replaced with the following paragraphs:

      FISHER INVESTMENTS, INC.: Fisher Investments, Inc. (Fisher), located at 13100 Skyline Blvd., Woodside, California 94062, serves as a Sub-Adviser to the International Equity Fund. A committee of investment professionals at Fisher manages the portion of the International Equity Fund's assets allocated to Fisher.

      ALLIANCE CAPITAL MANAGEMENT, L.P.: Alliance Capital Management, L.P. (Alliance Capital), located at 1345 Avenue of the Americas, New York, New York 10105, serves as a Sub-Adviser to the International Equity Fund. A committee of investment professionals at Alliance Capital manages the portion of the International Equity Fund's assets allocated to Alliance Capital.

      MCKINLEY CAPITAL MANAGEMENT, INC.: McKinley Capital Management, Inc. (McKinley Capital), located at 3301 C Street, Suite 500, Anchorage, Alaska 99503, serves as a Sub-Adviser to the International Equity Fund. A committee of investment professionals at McKinley Capital manages the portion of the International Equity Fund's assets allocated to McKinley Capital.

There are no changes to the other sub-advisers of the International Equity Fund.

                      ------------------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                      SEI INSTITUTIONAL INVESTMENTS TRUST

                                 Large Cap Fund
                                 Small Cap Fund

                     Supplement Dated August 5, 2003 to the
               Class T Shares Prospectus Dated September 30, 2002

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS T SHARES PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

CHANGES IN SUB-ADVISERS FOR LARGE CAP FUND

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Large Cap Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the paragraphs relating to Iridian Asset Management LLC and Barclays Global Fund Advisors under the sub-section entitled "Large Cap Fund" are hereby deleted and replaced with the following paragraphs:

      ARONSON+JOHNSON+ORTIZ, LP: Aronson+Johnson+Ortiz, LP (Aronson), located at 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102, serves as a Sub-Adviser to the Large Cap Fund. Theodore R. Aronson, CFA, CIC, Managing Principal, Kevin M. Johnson, PhD, Principal and Martha E. Ortiz, CFA, CIC, Principal, serve as portfolio managers of the portion of the Large Cap Fund's assets allocated to Aronson.

      FRANKLIN PORTFOLIO ASSOCIATES, LLC: Franklin Portfolio Associates, LLC (Franklin), located at Two International Place, 22nd Floor, Boston, Massachusetts 02110, serves as a Sub-Adviser to the Large Cap Fund. A team of investment professionals at Franklin, led by John Cone, manages the portion of the Large Cap Fund's assets allocated to Franklin. Mr. Cone is the CEO and President of Franklin, and has been with Franklin since its inception in 1982.

There are no changes to the other sub-advisers of the Large Cap Fund.

CHANGES IN SUB-ADVISERS FOR SMALL CAP FUND

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Small Cap Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the paragraphs relating to Sawgrass Asset Management, L.L.C., Chartwell Investment Partners and Sterling Capital Management LLC under the sub-section entitled "Small Cap Fund" are hereby deleted and replaced with the following paragraphs:

      BLACKROCK ADVISORS, INC.: BlackRock Advisors, Inc. (BlackRock), located at 40 East 52nd Street, New York, New York 10022, serves as a Sub-Adviser to the Small Cap Fund. Wayne Archambo, CFA, serves as lead portfolio manager and Kate O'Connor, CFA, serves as a co-portfolio manager of the portion of the Small Cap Fund's assets allocated to BlackRock. Mr. Archambo joined BlackRock in 2002. Prior to joining BlackRock, he was a founding partner and manager of Boston Partners Asset Management, L.P.'s small and mid cap value equity products since the firm's inception in 1995. Ms. O'Connor joined BlackRock in 2002. Prior to that, she served as an equity analyst at Independence Investment LLC from 2000-2001 and a principal at Boston Partners Asset Management L.P. from 1997-2000.

      DELAWARE MANAGEMENT COMPANY: Delaware Management Company, a series of Delaware Management Business Trust (DMC), located at One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103-7098, serves as a Sub-Adviser to the Small Cap Fund. A team of investment professionals at DMC manages the portion of the Small Cap Fund's assets allocated to DMC.

There are no changes to the other sub-advisers of the Small Cap Fund.

                      ------------------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       SEI INSTITUTIONAL INVESTMENTS TRUST
                                 LARGE CAP FUND
                              LARGE CAP VALUE FUND
                                 SMALL CAP FUND
                            INTERNATIONAL EQUITY FUND

                         SUPPLEMENT DATED AUGUST 5, 2003
   TO THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED SEPTEMBER 30, 2002

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

CHANGES IN SUB-ADVISERS

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the Large Cap, Large Cap Value, Small Cap and International Equity Funds. In the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and Sub-Advisers," the paragraphs relating to BlackRock International, Ltd., Chartwell Investment Partners, Iridian Asset Management LLC, JF International Management Inc., Martin Currie Inc., Oechsle International Advisors, LLC, Sawgrass Asset Management, L.L.C. and Sterling Capital Management LLC are hereby deleted.

In addition, in the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and Sub-Advisers," the following paragraphs relating to Aronson+Johnson+Ortiz, LP, Delaware Management Company, Fisher Investments, Inc. and Franklin Portfolio Associates, LLC are added:

ARONSON+JOHNSON+ORTIZ, LP-Aronson+Johnson+Ortiz, LP ("Aronson") serves as a Sub-Adviser to a portion of the assets of the Large Cap and Large Cap Value Funds. Aronson is wholly-owned by its seven limited partners. Theodore R. Aronson, a limited partner, is majority equity owner of Aronson.

DELAWARE MANAGEMENT COMPANY-Delaware Management Company, a series of Delaware Management Business Trust ("DMC") serves as a Sub-Adviser to a portion of the assets of the Small Cap Fund. Delaware Investments, which is the marketing name for DMC, is a wholly-owned subsidiary of Lincoln Financial Group, the marketing name for Lincoln National Corporation.

FISHER INVESTMENTS, INC.-Fisher Investments, Inc. ("Fisher") serves as a Sub-Adviser to a portion of the assets of the International Equity Fund. Fisher is the successor firm to a sole-proprietorship operating under the name Fisher Investments, which began managing discretionary assets in 1978. Fisher is wholly-owned by its employees. Kenneth L. Fisher and Sherrilyn Fisher each have more than 25% but less than 50% ownership of the firm.

FRANKLIN PORTFOLIO ASSOCIATES, LLC-Franklin Portfolio Associates, LLC ("Franklin") serves as a Sub-Adviser to a portion of the assets of the Large Cap and Large Cap Value Funds. Franklin is an indirect, wholly-owned subsidiary of Mellon Financial Corporation.

In addition, in the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and Sub-Advisers," the paragraphs relating to Alliance Capital Management, LP, BlackRock Advisors, Inc. and McKinley Capital Management, Inc. have been deleted and replaced with the following:

ALLIANCE CAPITAL MANAGEMENT, LP-Alliance Capital Management, LP ("Alliance Capital") serves as a Sub-Adviser to a portion of the assets of the Emerging Markets Equity and International Equity Funds. Alliance Capital is a Delaware Limited Partnership of which Alliance Capital Management Corporation ("ACMC"), an indirect wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial"), is a general partner. As of March 31, 2003, Alliance Capital Management Holding L.P. ("Alliance Holding") owned approximately 30.7% of the outstanding units of limited partnership interest in Alliance Capital ("Alliance Capital Units"). Equity interests of Alliance Holding are traded on the NYSE in the form of units ("Alliance Holding Units"). As of March 31, 2003, AXA Financial was the beneficial owner of approximately 1.9% of the outstanding Alliance Holding Units and approximately 54.7% of the outstanding Alliance Capital Units, which, including the general partnership interests in Alliance Capital and Alliance Holding, represents an economic interest of approximately 55.7% in Alliance Capital.

BLACKROCK ADVISORS, INC.-BlackRock Advisors, Inc. ("BlackRock") serves as a Sub-Adviser to a portion of the assets of the Small Cap and Core Fixed Income Funds. BlackRock is a subsidiary of PNC Financial Services Group, Inc. and is an indirect subsidiary of PNC Bank Corp. BlackRock, a registered investment adviser, is a Delaware Corporation.

MCKINLEY CAPITAL MANAGEMENT, INC.-McKinley Capital Management, Inc. ("McKinley Capital") serves as a Sub-Adviser to a portion of the assets of the Small Cap, Large Cap, Large Cap Growth and International Equity Funds. McKinley Capital was founded in 1990 and is wholly-owned by its employees.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE